Rule 497(e)
File Nos. 333-177070 and 811-05961

GREAT-WEST SMART TRACK® VARIABLE ANNUITY

An individual flexible premium variable annuity
Issued by Great-West Life & Annuity Insurance Company of New York

Supplement dated July 15, 2014
to the Prospectus and Statement of Additional Information
dated May 1, 2014

This Supplement amends certain information contained in the Prospectus and Statement of Additional Information dated May 1, 2014.

Effective August 11, 2014, the 'DWS Funds' will become known as the 'Deutsche Funds' and the following Portfolio name changes will occur in the Prospectus:

Old Name	New Name

DWS Variable Series I	Deutsche Variable Series I
DWS Capital Growth VIP	Deutsche Capital Growth VIP
DWS Global Small Cap Growth VIP	Deutsche Global Small Cap Growth VIP

DWS Variable Series II	Deutsche Variable Series II
DWS Large Cap Value VIP	Deutsche Large Cap Value VIP
DWS Small Mid Cap Value VIP	Deutsche Small Mid Cap Value VIP

This Supplement must be accompanied by, or read in conjunction with, the current Prospectus and Statement of Additional Information dated May 1, 2014.

Please read this Supplement carefully and retain it for future reference.